September 9, 2014

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Mr.	Mark Cowan

Re: Guggenheim	Variable Funds Trust (File Nos. 002-59353 and 811-02753) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 (“1934 Act”) a definitive Proxy Statement, form of proxy and other soliciting materials (“Proxy Materials”) relating to a Special Meeting of Shareholders of Series E (Total Return Bond Series) and Series P (High Yield Series), series of the Registrant (the “Series”). No fees are required with this filing.

The Registrants wish to respond by this letter to comments of the U.S. Securities and Exchange Commission (“SEC”) staff on the preliminary Proxy Materials filed pursuant to Rule 14a-6 under the 1934 Act on August 21, 2014. The comments were conveyed orally by Mr. Cowan of the Division of Investment Management (the “Division”) via telephone to Julien Bourgeois and Aline Smith at Dechert LLP on August 27, 2014.

Throughout this letter, capitalized terms have the same meaning as in the Proxy Materials, unless otherwise noted. A summary of the SEC staff’s comments, followed by the responses of the Registrants, is set forth below:

1.	Comment: On page ii of the Proxy Statement, please add a “yes” or “no” at the beginning of the answer to the second question on that page.

Response:        We have implemented the requested change by adding the following: “No, the Distribution Plan is not expected to initially result in higher overall fees charged to the Series.”

2.	Comment: On page ii of the Proxy Statement, please explain under what circumstances the expense limitation agreement for Series P may be terminated.

Response:        We have implemented the requested change by adding the following:

The agreement will expire when it reaches its term or when the investment adviser ceases to serve as such (subject to recoupment rights). After the termination date, if the Board and the Investment Manager do not agree to the continuation of the expense limitation agreement, the overall fees charged to Series P would be higher.

3.

Comment:        On page ii of the Proxy Statement, please restate the first sentence of the answer to the third question to avoid the redundant use of “likely.” We suggest that it reads: “The Board recommends the approval of the Distribution Plan after finding that there is a reasonable likelihood that the Distribution Plan will benefit the Series and their shareholders for several reasons.” We suggest this change to any similar sentence throughout the Proxy Statement.

Response:        We have made the suggested change.

4.

Comment:        On page 3 of the Proxy Statement, please make the following sentence more definitive, if possible: “Finally, the Board noted that the implementation of the Distribution Plan is not expected to lead to higher total contractual fees or expenses for Series E and Series P.”

Response:        We have implemented the requested change by revising the sentence to state: “Finally, the Board noted that the implementation of the Distribution Plan will not initially lead to higher total contractual fees or expenses for Series E and Series P.”

5.

Comment:        On page 7 of the Proxy Statement, please indicate who may terminate the expense limitation agreement and under what circumstances. Please also consider explaining the recoupment rights of the Investment Manager under the agreement.

Response:         We have implemented the requested change by adding the following:

The agreement will expire when it reaches its term or when the investment adviser ceases to serve as such. The agreement also permits the Investment Manager to recoup previously waived fees and expenses. After the termination date, if the Board and the Investment Manager do not agree to the continuation of the expense limitation agreement, the overall fees charged to Series P would be higher.

6.	Comment: On page 7 of the Proxy Statement, please clarify that the fees do not reflect separate account charges.

Response:        We have made the requested change.

7.	Comment: On page 8 of the Proxy Statement, please revise the footnotes in the fee tables to include information about the termination of the expense limitation agreements.

Response:        The footnotes to the fee tables are identical to the corresponding footnotes in the Series’ registration statement. These footnotes have been carefully drafted and revised over the years to include input from SEC staff members. This Proxy Statement is not intended to change the registration statement apart from the adoption of the Distribution Plan and related changes. Therefore, no change has been made to the footnotes in response to this comment.

8.	Comment: Please consider revising the factors listed on page 10 of the Proxy Statement to make them more conclusive.

Response:        We have made requested changes.

9.	Comment: Please include standard Tandy representation language in your transmittal letter for your upcoming filing.

Response:        The Registrant agrees to make the following representations:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	the staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

*        *        *

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Very truly yours,

Amy J. Lee

Secretary and Senior Vice President Security Investors, LLC

3